Loss Per Share - Schedule of Earnings (Loss) of Potentially Dilutive Ordinary Shares (Details) - shares		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Earnings (Loss) of Potentially Dilutive Ordinary Shares [Line items]
Dilutive Ordinary Shares		724,955	778,085	819,733
Restricted Stock [Member] | Class A Ordinary Shares [Member]
Schedule of Earnings (Loss) of Potentially Dilutive Ordinary Shares [Line items]
Dilutive Ordinary Shares	[1]	38,289	91,419	133,067
Warrant Inducement Offering [Member] | Warrant [Member] | Class A Ordinary Shares [Member]
Schedule of Earnings (Loss) of Potentially Dilutive Ordinary Shares [Line items]
Dilutive Ordinary Shares	[1]	453,333	453,333	453,333
March 2021 Offering [Member] | Warrant [Member] | Class A Ordinary Shares [Member]
Schedule of Earnings (Loss) of Potentially Dilutive Ordinary Shares [Line items]
Dilutive Ordinary Shares	[1]	233,333	233,333	233,333

[1]	Retrospectively adjusted for the effect of the Reverse Stock Split effected on November 20, 2022. See Note 12.